Non-current Assets - Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 183,936,275
Balance at the end of the year	158,071,115
Level 3 | Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	16,666,665
Exchange differences	(330,806)
Balance at the end of the year	$ 16,335,859